Revenue	6 Months Ended
Jun. 30, 2023
Revenue [abstract]
Revenue

Note 5—Revenue

Revenue from commercial sale of products relates to sale of SKYTROFA® (lonapegsomatropin-tcgd) on the U.S. market, which is sold to specialty pharmacies and a specialty distributor (“commercial customers”). Customer payment terms are typically 30 days from the transaction date. SKYTROFA was approved by the U.S. Food and Drug Administration in August 2021.

Other revenue is generated primarily from three license agreements, which grant VISEN Pharmaceuticals exclusive rights to develop and commercialize TransCon hGH, TransCon PTH and TransCon CNP in Greater China.

	Three Months Ended June 30,		Six Months Ended June 30,
	2023	2022	2023	2022
	(EUR’000)		(EUR’000)
Revenue from external customers
Commercial sale of products	35,895	4,435	67,446	6,323
Rendering of services	10,909	612	12,079	983
Sale of clinical supply	—	470	254	4,407
Licenses	589	643	1,203	1,275
Total revenue from external customers	47,393	6,160	80,982	12,988
Attributable to
Commercial customers	35,895	4,435	67,446	6,323
Collaboration partners and license agreements	11,498	1,725	13,536	6,665
Total revenue from external customers	47,393	6,160	80,982	12,988
Specified by timing of recognition
Recognized over time	10,909	612	12,079	983
Recognized at a point in time	36,484	5,548	68,903	12,005
Total revenue from external customers	47,393	6,160	80,982	12,988
Revenue by geographical location
Europe	—	140	—	275
North America	46,758	5,078	79,828	11,535
China	635	942	1,154	1,178
Total revenue from external customers	47,393	6,160	80,982	12,988